Share Capital and Reserves - Summary of Preference Share Capital (Detail) shares in Thousands, € in Millions	Dec. 31, 2017 EUR (€) shares
5% Cumulative preference shares [member]
Authorised
At 1 January 2017 and 31 December 2017 | shares	150
At 1 January 2017 and 31 December 2017 | €	€ 0
Allotted, called-up and fully paid
At 1 January 2017 and 31 December 2017 | shares	50
At 1 January 2017 and 31 December 2017 | €	€ 0
7% 'A' cumulative preference shares [member]
Authorised
At 1 January 2017 and 31 December 2017 | shares	872
At 1 January 2017 and 31 December 2017 | €	€ 1
Allotted, called-up and fully paid
At 1 January 2017 and 31 December 2017 | shares	872
At 1 January 2017 and 31 December 2017 | €	€ 1